Lease liability	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Lease liability

31.	Lease liability

The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, land and buildings. Changes in the balance of lease liabilities are presented below:

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2023	6,792	27,007	33,799
Remeasurement / new contracts	1,589	8,128	9,717
Payment of principal and interest (1)	(2,649)	(5,192)	(7,841)
Interest expenses	529	1,765	2,294
Foreign exchange losses	716	6,986	7,702
Translation adjustment	(1,493)	(7,068)	(8,561)
Transfers	−	39	39
Balance at December 31, 2024	5,484	31,665	37,149
Current			8,542
Non-current			28,607

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2022	6,020	17,825	23,845
Remeasurement / new contracts	2,276	12,094	14,370
Payment of principal and interest (1)	(2,273)	(3,999)	(6,272)
Interest expenses	519	1,290	1,809
Foreign exchange losses	(223)	(1,635)	(1,858)
Translation adjustment	472	1,531	2,003
Transfers	1	(99)	(98)
Balance at December 31, 2023	6,792	27,007	33,799
Current			7,200
Non-current			26,599
(1) The Statement of Cash Flows comprises US$ 54 (US$ 14 on December 31, 2023) relating to changes on liabilities held for sale.

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2025	2026	2027	2028	2029	2030 onwards	Total	Recoverable taxes
Without readjustment
Vessels	4,534	2,563	1,506	675	351	1,457	11,086	243
Others	192	124	99	54	12	−	481	44
With readjustment - abroad (1)
Vessels	333	312	282	64	42	24	1,057	−
Platforms	2,623	2,450	2,443	2,401	2,382	26,392	38,691	−
With readjustment - Brazil
Vessels	760	418	215	91	2	2	1,488	138
Properties	185	125	139	118	83	990	1,640	22
Others	210	148	133	73	32	78	674	62
Nominal amounts on December 31, 2024	8,837	6,140	4,817	3,476	2,904	28,943	55,117	509
Nominal amounts on December 31, 2023	7,442	6,137	4,547	3,367	2,708	25,939	50,140	690
(1) Contracts signed in the U.S. dollars.

The following table presents the main information on leases by class of underlying assets, where platforms and vessels represent 95.4% of the lease liability:

Present Value of Future Payments (1)	Discount rate (%)	Average Period (years)	Recoverable taxes	12.31.2024	12.31.2023
Without readjustment
Vessels	5.2316	4.5	243	9,875	8,311
Others	5.2350	3.3	44	440	264
With readjustment - abroad
Platforms	6.3660	18	−	23,292	20,336
Vessels	5.7706	3.3	−	964	1,127
With readjustment - Brazil
Vessels	11.0131	2.4	138	1,313	1,506
Properties	8.6458	22.8	22	734	1,230
Others	11.5059	4.5	62	531	1,025
Total (2)	6.0085	14.4	509	37,149	33,799
(1) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms.
(2) Total amount, except for the average period column.

In certain contracts, there are variable payments and terms of less than 1 year recognized as expenses:

	12.31.2024	12.31.2023
Variable payments	1,035	1,067
Up to 1 year maturity	96	109
Variable payments x fixed payments	13%	17%

At December 31, 2024, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 65,034 (US$ 65,358 at December 31, 2023).

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 33.4.1.

Accounting policy for lease liabilities

Lease liabilities, including those whose underlying assets are of low value, are measured at the present value of lease payments, which includes recoverable taxes, non-cancellable periods and options to extend a lease when they are reasonably certain. These payments are discounted at the Company's nominal incremental rate on loans, as the interest rates implicit in lease agreements with third parties usually cannot be readily determined.

Lease remeasurements reflect changes arising from contractual rates or indexes, as well as lease terms due to new expectations of lease extensions or terminations.

Unwinding of discount on the lease liability is classified as finance expense, while payments reduce their carrying amount. According to the Company’s foreign exchange risk management, foreign exchange variations on lease liabilities denominated in U.S. dollars are designated as instruments to protect cash flow hedge relationships from highly probable future exports (see note 33.4.1).

In the E&P segment, some activities are conducted by joint operations with partner companies where the Company is the operator. In cases where all parties to the joint operation are primarily responsible for the lease payments, the Company recognizes the lease liability in proportion to its share. When using underlying assets arising from a specific contract in which the Company is solely responsible for the lease payments, the lease liabilities remain fully recognized and the partners are charged in proportion to their interests.

Payments associated with short-term leases (term of 12 months or less) are recognized as an expense over the term of the lease.